NOTE AND LOANS PAYABLE (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Note And Loans Payable Details
Loan principal amount	$ 973,465	$ 1,328,265
Liability to be paid through profit share	300,000	300,000
Profit interest payable	559,408	126,345
Less: unamortized debt discount		(14,352)
Loans payable, net	$ 1,832,873	$ 1,740,258